Summary of future lease payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 1,863
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	335
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	957
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 571